Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
15.	Debt
Short-term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2020 and 2021:

Name	Annual interest rates	Term	As of December 31, 2020	As of December 31, 2021
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	35,000	65,000	10,200
SPD Silicon Valley Bank	4.85% - 6.00% (Floating )	6 months	30,000	70,000	10,985
Agricultural Bank of China	4.85%	6 months	1,000	—	—
China Merchants Bank	5.00%	6 months	—	5,000	785
Yirongxin Commercial Factoring Limited	15.15%	60 days	—	4,024	631
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	4,417	693

Total			73,837	148,441	23,294

In April 2019, the Company entered into banking facility agreements with East West Bank, pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB50,000, with an interest rate of 5.50%. As of January 1, 2020, the Company had RMB50,000 of borrowing outstanding from this banking facility agreement. The Company drew down RMB30,000 and RMB16,000 in June 2020 and July 2020, and repaid RMB50,000, RMB16,000 and RMB30,000 in June 2020, September 2020 and October 2020, respectively. The loan is intended for general working capital purposes; and is guaranteed by the Company and secured by certain accounts receivables of the Company.
In June 2019, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB16,000 with an interest rate of 5.00%. As of January 1, 2020, the Company had RMB16,000 of borrowing outstanding from this bank facility agreement. The Company repaid RMB16,000 in April 2020. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by East West Bank.
In July 2020, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB65,000 with an interest rate of 5.00%. The Company drew down RMB25,000 and RMB10,000 in July 2020 and August 2020, respectively, and repaid RMB25,000 and RMB10,000 in July 2021 and August 2021 respectively. The loan is intended for general working capital purposes and is guaranteed by the Company and secured by certain accounts receivables of the Company.
In April 2021, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB65,000 with an interest rate of 5.00%. The Company drew down RMB30,000, RMB25,000, RMB5,000 and RMB5,000 in May 2021, July 2021, August 2021 and September 2021, respectively.
The loan is intended for general working capital purposes and is guaranteed by the Company and secured by certain accounts receivables of the Company.
In May 2018, the Company entered into a banking facility with SPD Silicon Valley Bank, as extended in May 2019, pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB40,000 with a floating interest rate benchmarked to one-year lending rate of PBOC. The Company drew down RMB20,000 in June 2018. In August 2019, the banking facility was extended and changed the entitled amount from RMB40,000 to RMB20,000. The Company repaid RMB20,000 in October 2020. The loan is intended for general working capital purposes and is secured by certain accounts receivable of the Company.
In August 2019, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow up to RMB50,000 with a floating interest rate benchmarked to one-year lending rate of PBOC. As of January 1, 2020, the Company had RMB50,000 of borrowing outstanding from this banking facility agreement. The Company drew down RMB40,000 in September 2020, and repaid RMB10,000, RMB40,000 and RMB40,000 in August 2020, September 2020 and October 2020, respectively. The loan is intended for general working capital purposes and is secured by certain accounts receivables of the Company.

In

November 2020, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow RMB
70,000
with a floating interest rate benchmarked to
one-year
lending rate of PBOC. The Company drew down RMB
30,000
, RMB
30,000
, RMB
10,000
, RMB
30,000
, RMB
30,000
, RMB
10,000

and
RMB
30,000
in November 2020, January 2021, April 2021, May 2021, July 2021, October 2021
,
 November 2021, and repaid RMB
30,000
, RMB
30,000
, RMB
10,000
 and
RMB
30,000
in May 2021, July 2021, October 2021 and November 2021, respectively. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by SPD Silicon Valley Bank and by certain accounts receivables of the Company.
In November 2020, the Company completed the acquisition of Shenzhen Lailai. As of the acquisition date, the Company assumed short-term loan of RMB1,000 and RMB550, with an interest rate of 4.85% and 12.78% - 18.25% per annum, respectively. The Company repaid RMB550 and RMB1,000 in December 2020 and February 2021 respectively.
In December 2021, the Company entered into a banking facility agreement with China Merchants Bank, pursuant to which the Company is entitled to borrow RMB30,000 with an interest rate of 5.00%. The Company drew down RMB5,000 in
December 2021. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by China Merchants Bank.
In November 2021, the Company entered into factoring agreements with Yirongxin Commercial Factoring Limited, pursuant to which the Company is entitled to borrow
RMB5,000 with an interest rate of 15.15%. The Company drew down RMB2,000 and RMB2,024 in November 2021 and December 2021, respectively. The loan is intended for general working capital purposes and is secured by certain accounts receivables of the Company.
Long-term debt
The following table presents the Company’s long-term debt as of December 31, 2020 and 2021:

	Annual interest rates	Term	As of December 31, 2020	As of December 31, 2021
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	4,417	693
Long-term debt, non-current portion	8.45% - 8.98%	3 years	5,135	3	—

Total			12,972	4,420	693

In August 2018, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB9,440 to purchase 100 vehicles for a total consideration of RMB11,800 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 36 months. The effective interest rate was 14.86% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles. The agreement was ended in August 2021 and the security relationship was not released as of December 31, 2021 due to that the administrative procedures were not completed.
In July 2019, the Company entered into an agreement with a third party pursuant to which the Company borrowed a total of RMB15,270 as of December 31, 2020. Under the terms of the agreement, the Company will repay in fixed monthly installments over 36 months. The effective interest rate for the various borrowings was 8.45% - 8.98% per annum. The borrowing is secured by the Company’s property and equipment with a net book value of RMB10,120.
The weighted average interest rate for all the outstanding borrowings was approximately 6.29%, 5.70% and 5.77% as of December 31, 2019, 2020 and 2021 respectively.
As of December 31, 2021, maturities of the debt are as follows:

	RMB	US$
2022	148,441	23,294
2023	3	—

Total	148,444	23,294